Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Group Limited [member]	Share capital [member] BHP Group Plc [member]	Treasury shares [member] BHP Group Limited [member]	Treasury shares [member] BHP Group Plc [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Balance at Jun. 30, 2019	$ 51,753	$ 1,111	$ 1,057	$ (32)		$ 2,285	$ 42,748	$ 47,169	$ 4,584
Total comprehensive income	8,667					(12)	7,910	7,898	769
Transactions with owners:
Purchase of shares by ESOP Trusts	(143)			(139)	$ (4)			(143)
Employee share awards exercised net of employee contributions net of tax				166	4	(132)	(38)
Vested employee share awards that have lapsed, been cancelled or forfeited						(10)	10
Accrued employee entitlement for unexercised awards net of tax	175					175		175
Dividends	(8,277)						(7,234)	(7,234)	(1,043)
Balance at Jun. 30, 2020	52,175	1,111	1,057	(5)		2,306	43,396	47,865	4,310
Total comprehensive income	13,510					22	11,330	11,352	2,158
Transactions with owners:
Purchase of shares by ESOP Trusts	(234)			(229)	(5)			(234)
Employee share awards exercised net of employee contributions net of tax				202	4	(149)	(57)
Vested employee share awards that have lapsed, been cancelled or forfeited						(4)	4
Accrued employee entitlement for unexercised awards net of tax	175					175		175
Dividends	(10,021)						(7,894)	(7,894)	(2,127)
Balance at Jun. 30, 2021	55,605	1,111	1,057	(32)	(1)	2,350	46,779	51,264	4,341
Total comprehensive income	32,980					(90)	30,910	30,820	2,160
Transactions with owners:
BHP Group Limited shares issued		172		(172)
Purchase of shares by ESOP Trusts	(149)			(148)	(1)			(149)
Employee share awards exercised net of employee contributions net of tax				321	$ 2	(207)	(116)
Vested employee share awards that have lapsed, been cancelled or forfeited						(30)	30
Accrued employee entitlement for unexercised awards net of tax	143					143		143
Corporate structure unification		3,355	$ (1,057)			(2,298)
Dividends	(20,260)						(17,720)	(17,720)	(2,540)
In specie dividend on merger of Petroleum with Woodside	(19,559)						(19,559)	(19,559)
Divestment of subsidiaries, operations and joint operations	(157)								(157)
Transfers within equity on divestment of subsidiaries, operations and joint operations						(14)	14
Equity contributed net of tax	163					158		158	5
Balance at Jun. 30, 2022	$ 48,766	$ 4,638		$ (31)		$ 12	$ 40,338	$ 44,957	$ 3,809